Condensed Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Statement Of Cash Flows [Abstract]
Cash and Cash Equivalents at July 1, Attributable to Continuing Operations	$ 1,798	$ 1,648	$ 1,648	$ 1,370	$ 982
Cash and Cash Equivalents at July 1, Attributable to Discontinued Operations	0	(1)	(1)	1	37
Cash Flows from Operating Activities:
Net Income	78	84	385	293	249
Loss from Discontinued Operations	0	(3)	(4)	(68)	(50)
Income from Continuing Operations	78	87	389	361	299
Adjustments to Reconcile Income from Continuing Operations to Net Cash Provided by Operating Activities:
Depreciation and Amortization	46	45	184	198	186
Share-Based Compensation Expense			53	51	65
Deferred Income Taxes			13	18	58
(Gain) Loss on the Sale of Assets				2	(13)
Other Non Cash Items	36	34	28	30	26
Change in Operating Assets and Liabilities, Net of Effects from Acquisitions:
Trade Receivables	25	32	(10)	(90)	139
Inventories	(23)	(22)	1	25	42
Net Investment in Sales-Type Leases	39	(10)	(1)	32	30
Accounts Payable	(23)	7	(33)	(25)	41
Other Accrued Liabilities and Operating Items, Net	(104)	(95)	(31)	(20)	(119)
Net Cash Provided by Operating Activities - Continuing Operations	74	78	613	648	332
Net Cash (Used in)/Provided by Operating Activities - Discontinued Operations	0	1	1	6	(9)
Net Cash Provided by Operating Activities	74	79	614	654	323
Cash Flows from Investing Activities:
Additions to Property and Equipment	(18)	(18)	(66)	(188)	(17)
Net Proceeds from Divestitures				59	144
Other Investing Activities	0	(2)
Additions to Property and Equipment			(84)	(100)	(124)
Additions to Intangible Assets			(21)	(9)	(21)
Net Cash Used in Investing Activities - Continuing Operations	(18)	(20)	(171)	(238)	(18)
Net Cash Used in Investing Activities - Discontinued Operations				(1)	(1)
Net Cash Used in Investing Activities	(18)	(20)	(171)	(239)	(19)
Cash Flows from Financing Activities:
Proceeds from Issuance of Debt			298
Repayment of Long-Term Obligations	(1)	(250)	(251)	(1)	(4)
Debt Issuance Costs			(1)	(2)
Net Cash Transfer (to)/from Discontinued Operations				10	34
Share Repurchase Program	(114)	0	(400)	(100)
Proceeds from Stock Option Exercises	34	7	67	14	15
Other Financing Activities	(10)	(16)	55	(6)	4
Net Cash (Used in)/Provided by Financing Activities - Continuing Operations	(91)	(259)	(299)	(99)	34
Net Cash Used in Financing Activities - Discontinued Operations				(10)	(34)
Net Cash Used in Financing Activities	(91)	(259)	(299)	(109)
Effect of Exchange Rate Changes on Cash - Continuing Operations			7	(33)	40
Effect of Exchange Rate Changes on Cash - Discontinued Operations				3	8
Effect of Exchange Rate Changes on Cash	10	14	7	(30)	48
Net Increase (Decrease) in Cash and Cash Equivalents - Continuing Operations	(25)	(187)	150	278	388
Net Increase (Decrease) in Cash and Cash Equivalents - Discontinued Operations	0	1	1	(2)	(36)
Net Increase (Decrease) in Cash and Cash Equivalents	(25)	(186)
Cash and Cash Equivalents at September 30, Attributable to Continuing Operations	1,773	1,461	1,798	1,648	1,370
Cash and Cash Equivalents at September 30, Attributable to Discontinued Operations	0	0	0	(1)	1
Supplemental Information:
Interest			73	78	78
Income Taxes			192	69	122
Non-Cash Investing and Financing Activities:
Asset Acquired by Entering into Capital Lease	$ 4	$ 0